Condensed financial information of the Company (Condensed Statements of Comprehensive Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (156,456,170)	$ (136,844,741)	$ (120,415,631)
Operating income	375,430,481	247,059,755	179,358,966
Interest expense	(99,245,696)	(66,153,440)	(29,856,832)
Interest income	31,225,694	16,859,086	20,916,567
(Loss)/Gain on extinguishment of debt	(21,443,949)	(15,879,702)	(12,123,750)
Other expenses	1,741,732	2,326,010	4,540,227
Income from operations before income taxes	250,399,267	193,228,531	165,710,555
Income taxes	(144,447,247)	(113,117,126)	(86,247,875)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	73,034,549	63,627,551	72,977,548
Other comprehensive (loss)/income, net of tax of nil
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	13,686,634	127,536,175	7,342,823
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(9,877,059)	(13,781,596)	(20,081,338)
Operating income	(9,877,059)	(13,781,596)	(20,081,338)
Interest expense	(105,990,420)	(65,387,198)	(65,092,711)
Interest income	1,221,465	3,200,520	127,852
(Loss)/Gain on extinguishment of debt	3,267,457	(15,879,702)	(12,123,750)
Other expenses	(11,135,488)	1,114,517	40,922
Equity in profit of subsidiaries, net	195,548,594	154,361,010	170,106,573
Income from operations before income taxes	73,034,549	63,627,551	72,977,548
Income taxes		0	0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	73,034,549	63,627,551	72,977,548
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	(59,347,915)	63,908,624	(65,634,725)
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 13,686,634	$ 127,536,175	$ 7,342,823